Financial Instruments and Fair Value Measurements (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$17,733	$—	$—	$17,733
U.S. Treasuries	—	16,462	—	$16,462

Total assets	$17,733	$16,462	$—	$34,195

Liabilities:
Preferred stock warrant liability	$—	$—	$1	$1

Total liabilities	$—	$—	$1	$1

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$39,905	$—	$—	$39,905
U.S. Treasuries	—	40,081	—	40,081

Total assets	$39,905	$40,081	$—	$79,986

Liabilities:
Preferred stock warrant liability	$—	$—	$3	$3

Total liabilities	$—	$—	$3	$3

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$39,905	$—	$—	$39,905
U.S. Treasuries	—	40,081	—	40,081

Total assets	$39,905	$40,081	$—	$79,986

Liabilities:
Preferred stock warrant liability	$—	$—	$3	$3
Total liabilities	$—	$—	$3	$3

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$49,733	$—	$—	$49,733
U.S. Treasuries	—	118,509	—	118,509

Total assets	$49,733	$118,509	$—	$168,242

Liabilities:
Preferred stock warrant liability	$—	$—	$6	$6
Total liabilities	$—	$—	6	$6

Schedule of Roll Forward of Fair Value of the Level 3 Preferred Stock Warrant Liability	The following table represents a roll-forward of the fair value of the Level 3 preferred stock warrant liability for each of the periods indicated (in thousands):

	As of December 31,
	2025	2024
Fair value, beginning of year	$6	$14
Change in estimated fair value	(3)	(8)

Fair value, end of year	$3	$6

Schedule of Cash and Cash Equivalents and Marketable Securities
The following tables summarizes the Company’s cash, cash equivalents and marketable securities as of June 30, 2026 and December 31, 2025 (in thousands):

	Fair Value Measurements at June 30, 2026
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash and cash equivalents	$17,983	$—	$—	$—	$17,983
U.S. Treasuries	16,465	$—	(3)	—	16,462

Total cash, cash equivalents, and marketable securities	$34,448	$—	$(3)	$—	$34,445

As reported:
Cash and cash equivalents	$17,983	$—	$—	$—	$17,983
Marketable securities	16,465	$—	(3)	—	16,462

	$34,448	$—	$(3)	$—	$34,445

	Fair Value Measurements at December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash and cash equivalents	$40,405	$—	$—	$—	$40,405
U.S. Treasuries	40,058	23	—	—	40,081

Total cash, cash equivalents, and marketable securities	$80,463	$23	$—	$—	$80,486

As reported:
Cash and cash equivalents	$40,405	$—	$—	$—	$40,405
Marketable securities	40,058	23	—	—	40,081

	$80,463	$23	$—	$—	$80,486

The following tables summarizes the Company’s cash, cash equivalents and marketable securities as of December 31, 2025 and 2024 (in thousands):

	Fair Value Measurements at December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash	$500	$—	$—	$—	$500
Money market funds	39,905	—	—	—	39,905
U.S. Treasuries	40,058	23	—	—	40,081

Total cash, cash equivalents, and marketable securities	$80,463	$23	$—	$—	$80,486

As reported:
Cash and cash equivalents	$40,405	$—	$—	$—	$40,405
Marketable securities	40,058	23	—	—	40,081

	$80,463	$23	$—	$—	$80,486

	Fair Value Measurements at December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash	$28	$—	$—	$—	$28
Money market funds	49,733	—	—	—	49,733
U.S. Treasuries	118,536	30	(57)	—	118,509

Total cash, cash equivalents, and marketable securities	$168,297	$30	$(57)	$—	$168,270

As reported:
Cash and cash equivalents	$49,761	$—	$—	$—	$49,761
Marketable securities	118,536	30	(57)	—	118,509

	$168,297	$30	$(57)	$—	$168,270